Financial Risks - Summary of Market Risk Concentrations in Shares (Detail) - Concentration Risk By Type [member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	€ 317	€ 300
Communication [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	2	2
Consumer [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	2	4
Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	28	142
Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	154	45
Industries [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	6	11
Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	125	97
Americas [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	256	267
Americas [member] | Communication [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	2	2
Americas [member] | Consumer [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	2	4
Americas [member] | Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	23	136
Americas [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	140	30
Americas [member] | Industries [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	6	11
Americas [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	83	84
United Kingdom [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	14	14
United Kingdom [member] | Funds [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	14	14
International [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	39	10
International [member] | Financials [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	5	5
International [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	33	4
Asset management [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	9	9
Asset management [member] | Other [member]
Summary of market risk concentrations in shares [Line Items]
Market risk concentrations - shares	€ 9	€ 9